Employees' Stock Option Plans (ESOP) - Summary of Fair Value estimated on Date of Grant (Details) - Black-Scholes-Merton Model	12 Months Ended
	Mar. 31, 2020 USD ($) yr ₨ / shares	Mar. 31, 2020 USD ($) yr $ / shares	Mar. 31, 2019 USD ($) yr ₨ / shares	Mar. 31, 2019 USD ($) yr $ / shares	Mar. 31, 2018 USD ($) yr ₨ / shares	Mar. 31, 2018 USD ($) yr $ / shares	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Restricted Stock Units (RSU) Grant Date | Indian Equity Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨ / shares	₨ 728		₨ 696		₨ 572
Exercise price | ₨ / shares	₨ 5.00		₨ 3.31		₨ 2.50
Expected dividends			2.65%	2.65%	2.78%	2.78%
Weighted average fair value as on grant date | ₨							₨ 607	₨ 648	₨ 533
Restricted Stock Units (RSU) Grant Date | Indian Equity Shares | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	22.00%	22.00%	21.00%	21.00%	20.00%	20.00%
Expected life of the option (years)	1	1	1	1	1	1
Expected dividends	2.00%	2.00%
Risk-free interest rate	6.00%	6.00%	7.00%	7.00%	6.00%	6.00%
Restricted Stock Units (RSU) Grant Date | Indian Equity Shares | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	30.00%	30.00%	25.00%	25.00%	25.00%	25.00%
Expected life of the option (years)	4	4	4	4	4	4
Expected dividends	3.00%	3.00%
Risk-free interest rate	7.00%	7.00%	8.00%	8.00%	7.00%	7.00%
Restricted Stock Units (RSU) Grant Date | ADS
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $ / shares		$ 10.52		$ 10.77		$ 8.31
Exercise price | $ / shares		$ 0.07		$ 0.06		$ 0.04
Expected dividends			2.65%	2.65%	2.74%	2.74%
Weighted average fair value as on grant date | $	₨ 7.84	$ 7.84	₨ 10.03	$ 10.03	₨ 7.74	$ 7.74
Restricted Stock Units (RSU) Grant Date | ADS | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	22.00%	22.00%	22.00%	22.00%	21.00%	21.00%
Expected life of the option (years)	1	1	1	1	1	1
Expected dividends	2.00%	2.00%
Risk-free interest rate	1.00%	1.00%	2.00%	2.00%	1.00%	1.00%
Restricted Stock Units (RSU) Grant Date | ADS | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	26.00%	26.00%	26.00%	26.00%	26.00%	26.00%
Expected life of the option (years)	4	4	4	4	4	4
Expected dividends	3.00%	3.00%
Risk-free interest rate	3.00%	3.00%	3.00%	3.00%	2.00%	2.00%
Employee Stock Option Plan Grant Date | Indian Equity Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨ / shares					₨ 461
Exercise price | ₨ / shares					₨ 459
Expected dividends					2.78%	2.78%
Weighted average fair value as on grant date | ₨									₨ 127
Employee Stock Option Plan Grant Date | Indian Equity Shares | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility					25.00%	25.00%
Expected life of the option (years)					3	3
Risk-free interest rate					6.00%	6.00%
Employee Stock Option Plan Grant Date | Indian Equity Shares | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility					28.00%	28.00%
Expected life of the option (years)					7	7
Risk-free interest rate					7.00%	7.00%
Employee Stock Option Plan Grant Date | ADS
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $ / shares						$ 7.32
Exercise price | $ / shares						$ 7.33
Expected dividends					2.74%	2.74%
Weighted average fair value as on grant date | $					₨ 1.47	$ 1.47
Employee Stock Option Plan Grant Date | ADS | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility					25.00%	25.00%
Expected life of the option (years)					3	3
Risk-free interest rate					1.00%	1.00%
Employee Stock Option Plan Grant Date | ADS | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility					31.00%	31.00%
Expected life of the option (years)					7	7
Risk-free interest rate					2.00%	2.00%